Average Annual Total Returns - FidelityEquityDividendIncomeFund-RetailPRO - FidelityEquityDividendIncomeFund-RetailPRO - Fidelity Equity Dividend Income Fund	Jan. 29, 2024
Fidelity Equity Dividend Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.58%
Past 5 years	11.83%
Past 10 years	8.54%
Fidelity Equity Dividend Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.56%
Past 5 years	9.85%
Past 10 years	6.62%
Fidelity Equity Dividend Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.14%
Past 5 years	9.02%
Past 10 years	6.43%
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%
MS735
Average Annual Return:
Past 1 year	6.56%
Past 5 years	9.90%
Past 10 years	9.09%